RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
RIGHT-OF-USE ASSETS	RIGHT-OF-USE ASSETS
This Note provides information for leases where the Group is a lessee.

Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to lease:

Amounts in $ ‘000	Buildings	Cars	Total
At cost	30,959	4,009	34,968
Accumulated depreciation	(9,311)	(1,880)	(11,191)
Carrying value at January 1, 2024	21,648	2,129	23,777
Additions	—	2,395	2,395
Remeasurement	338	—	338
Divestments	(305)	(1,694)	(1,999)
Depreciation charges	(2,627)	(1,280)	(3,907)
Depreciation of disinvestment	186	1,515	1,701
Impairment	(5,027)	—	(5,027)
Currency translation - cost	(1,431)	(41)	(1,472)
Currency translation - accumulated depreciation	557	19	576
Movement 2024	(8,309)	914	(7,395)
At cost	24,534	4,669	29,203
Accumulated depreciation	(11,195)	(1,626)	(12,821)
Carrying value at January 1, 2025	13,339	3,043	16,382
Additions	—	551	551
Remeasurement	2,393	—	2,393
Divestments	(1,367)	(1,174)	(2,541)
Depreciation charges	(2,345)	(1,194)	(3,540)
Depreciation of disinvestment	1,367	1,009	2,376
Impairment	(491)	—	(491)
Currency translation - cost	2,877	91	2,968
Currency translation - accumulated depreciation	(1,324)	(37)	(1,360)
Movement 2025	1,110	(754)	356
At cost	27,946	4,136	32,082
Accumulated depreciation	(13,497)	(1,847)	(15,344)
Carrying value at December 31, 2025	14,449	2,289	16,738
During 2022, the lease for the DSP facility at Pivot Park in Oss, the Netherlands commenced and resulted in an investment of $14.6 million. The intention for this facility was primarily to set up our independent production line for a former pipeline product relating to Pompe disease. The pipeline product was cancelled and the building remained empty and unused. Since 2024, Pharming has entered into negotiations to terminate this lease. Consequently, the Company fully impaired the related right-of-use asset. Impairment charges totaled $13.6 million over the period 2022 to 2024. Following an inflation-related increase in lease payments in 2025, the right-of-use asset was remeasured upward by $0.5 million and immediately impaired, given the continued unused status of the facility. At the end of 2025, the Company entered into a termination agreement to cancel the lease related to the respective asset. As the associated right‑of‑use asset had previously been fully impaired, its carrying amount at the time of termination was nil. The termination agreement resulted in a book gain of $3.9 million, which has been recognized in the consolidated statement of income under "Other income".
The building remeasurement is related to adjustments in the existing right-of-use assets to reflect inflation-related higher lease payments.
The Company applies for the recognition exemption for short-term leases and leases of low-value assets. The respective lease payments are recorded in the consolidated statement of income and are immaterial to the financial statements.

Amounts recognized in the statement of income
Depreciation charges on production related right-of-use assets of $0.6 million in 2025, $0.5 million in 2024 and $0.5 million in 2023, have been included in the value of inventories. An amount of $3.0 million of the total 2025 depreciation costs has been charged to the statement of income. In 2024 and 2023, depreciation costs of $3.4 million and $3.7 million, respectively, have been charged to the statement of income.
The statement of income shows the following amounts relating to leases:

Amounts in $ ‘000	2025	2024	2023
Depreciation right-of-use assets
Depreciation right-of-use buildings	(1,779)	(2,094)	(2,380)
Depreciation right-of-use cars	(1,194)	(1,280)	(1,284)
Total depreciation right-of-use assets	(2,973)	(3,374)	(3,664)
Interest expense (Note 7)	(1,034)	(1,038)	(1,088)
Impairment expense	(491)	(5,027)	(4,663)
Gain on termination of lease agreement (Note 6)	3,877	—	—
Total	(621)	(9,439)	(9,415)

Lease charges
The non-cancellable leases at December 31, 2025, have remaining terms of between one and 12 years and generally include a clause to enable upward revision of the rental charge on an annual basis according to prevailing market conditions.
The expected lease charges after the end of the reporting year have been disclosed in Note 26. Financial risk management. Allocations of the lease charges to costs or general and administrative expenses have been based on the nature of the asset in use.
LEASES
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2025	2024
Balance at January 1	29,914	33,123
Additions	551	2,425
Remeasurement	2,393	338
Interest expense accrued	1,130	1,141
Payments of lease liabilities	(5,376)	(5,149)
Disposals of lease liabilities	(13,687)	(309)
Currency translation	2,794	(1,655)
Balance at December 31	17,719	29,914
- Current portion	3,369	2,946
- Non-current portion	14,351	26,968
Additions in 2024 and 2025 relate to newly leased cars and remeasurement reflects adjustments due to lease extensions and inflation-related higher lease payments on buildings. The disposal of lease liabilities relates to the early termination of the DSP facility lease at Pivot Park in Oss. Further information is disclosed in note 12. Right-of-use Assets.
Future minimum lease payments as at December 31, 2025 and 2024 are as follows:

	2025		2024
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	3,860	3,734	4,730	4,650
After one year but not more than five years	10,180	9,494	15,267	13,764
More than five years	5,048	4,491	15,322	11,500
Balance at December 31	19,088	17,719	35,319	29,914